SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Accounts Payables and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued expenses	$ 3,250	$ 3,249
Employees payables	812	841
Other	26	33
Other accounts payables and accruals	$ 4,088	$ 4,123